Intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 1,657,000	$ 2,598,000
Disposals	512,000	0
Cost
Disclosure of detailed information about intangible assets [line items]
Amortization expense	0	$ 0
Disposals	$ 800,000